Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 82,272,479	$ 61,750,809
Restricted cash		4,351,692	4,306,519
Other current assets, net			6,834,769
Loan receivables			800,000
Total current assets		86,624,171	73,692,097
Non-current assets
Non-marketable investment, net
Total non-current assets
Total assets		86,624,171	73,692,097
Current liabilities
Accrued expenses and other payables		1,357,964	3,259,319
Advance from customers		4,351,692	4,306,519
Warrant liability			4,971,869
Tax payable		15,004	350,752
Total current liabilities		5,724,660	12,888,459
Total liabilities		5,724,660	12,888,459
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Common stock (90,000,000 Class A shares authorized; $0.005 par value;5,065,150 shares issued and outstanding as of December 31, 2024; 1,399,675 shares issued and outstanding as of December 31, 2023*)	[1]	25,326	38,491
Additional paid-in capital		109,539,147	95,726,623
Accumulated deficit		(28,664,962)	(34,961,476)
Accumulated other comprehensive loss
Total shareholders’ equity		80,899,511	60,803,638
Total liabilities and shareholders’ equity		$ 86,624,171	$ 73,692,097

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on March 19, 2024 onwards.